NOTE 11: NOTES PAYABLE	12 Months Ended
Dec. 31, 2019
Note 11 Notes Payable
NOTES PAYABLE
		As at December 31,
	2019	2018	2017
Balance, beginning of period	$760,715	$404,370	$87,016
Converted to convertible debentures (a)	—	—	(62,131)
Repayment (b)	—	—	(31,000)
Issue of notes payable (c)(d)(e)(f)(g)(h)(i)(j)	321,935	495,449	399,985
Converted to shares (c)(d)	(186,942)	(167,000)	—
Realized foreign exchange gain	(2,267)	—	—
Unrealized foreign exchange gain	(10,916)	—	—
Accretion expense	12,337	—	—
Interest expense	75,029	27,896	10,500
Balance, end of period	969,891	760,715	404,370
Less: non-current portion of notes payable (g)	—	(150,271)	—
Current portion of notes payable	$969,891	$610,444	$404,370

a)	During the year ended December 31, 2015, the Company issued three separate notes payable of $16,938 (C$20,000), $20,000 (C$23,615) and $21,173 (C$25,000) bearing interest at 6% per annum and repayable on demand. These notes payable were converted to convertible debentures during the period ended December 31, 2017 (note 14(e)).

b)	On November 6, 2015, the Company issued a $25,000 promissory note payable maturing 120 days from the date of issuance. Upon maturity, the promissory note payable will be repayable on demand and will bear interest at 1.5% compounding monthly. This promissory note payable and interest was repaid during the period ended December 31, 2017.

c)	On September 15, 2017, the Company issued promissory notes payable that could be drawn down for up to $150,000 and $75,000 maturing on December 31, 2017. During the period ended December 31, 2017, $232,985 and $117,000 had been drawn respectively. Upon maturity, the promissory note payable will be repayable on demand and will bear interest at 6% per annum. On October 23, 2018, the Company converted $117,000 of the debt plus $7,389 of interest into 517,132 units. Each unit is comprised of one common share and one common share purchase warrant (note 17(a)(xxviii)).

d)	On December 29, 2017, the Company issued a $50,000 promissory note payable maturing on the date a go public transaction is completed. The unpaid principal of this promissory note payable shall not accrue interest, but rather shall convert into common shares of the Company at the maximum permissible discount allowed pursuant to the rules of the Canadian Securities Exchange. On April 23, 2018, as part of the Transaction, the debt of $50,000 was converted into 268,817 units of the Company consisting of one common share and one share purchase warrant (note 17(a)).

e)	On February 5, 2018 and March 12, 2018, the Company issued promissory notes payable in the amounts of $55,000 and $150,000, respectively. Upon December 31, 2020, the promissory notes payable will be repayable on demand and will bear interest at 6% per annum.

f)	On August 10, 2018 the Company issued a promissory note payable in the amount of $140,000. This promissory note payable will be repayable on demand and will bear interest at 7% per annum.

g)	On December 31, 2018 the Company issued a promissory note payable in the amount of $150,449 (C$205,000). This promissory note payable is due December 31, 2020 and will bear interest at 6% per annum. On April 1, 2019, the Company converted the promissory note plus $1,984 (C$2,652) of interest into 2,050,000 units of the Company consisting of one common share and one share purchase warrant. Each share purchase warrant entitles the holder to acquire one common share at an exercise price equal to $0.14 (C$0.19) (note 17(a)).

i)	On January 21, 2019 the Company issued a promissory note payable in the amount of $33,842 (C$45,000). This promissory note payable is due December 31, 2020 and bears interest at 6% per annum. On April 1, 2019, the Company converted the promissory note plus $667 (C$892) of interest into 450,000 units of the Company consisting of one common share and one share purchase warrant. Each share purchase warrant entitles the holder to acquire one common share at an exercise price equal to $0.14 (C$0.19) (note 17(a)).

j)	On April 30, 2019, the Company issued a promissory note payable in the amount of $125,000. The promissory note is due July 31, 2019 and bears interest at a rate of 4% per annum (note 5). The Company was in default and extended the maturity date to August 31, 2020. The default resulted in a penalty of $15,000 if the loan was not repaid in full by July 31, 2019 and an additional $15,000 in the loan was not paid in full by August 31, 2019. As at December 31, 2019, the Company remained in default on the note.

k)	On October 1, 2019, the Company issued a promissory note payable in the amount of $188,765 (C$250,000). This promissory note payable is due April 1, 2020 and bears interest at 10% per annum. Pursuant to the issuance of the note payable the Company incurred transaction costs including an administrative charge of $18,876 (C$25,000) and an obligation to issue 150,000 common shares of the Company with a fair value of $6,811 which has been recorded as shares to be issued on the consolidated statements of changes in equity.. The note payable has been recognized at amortized cost of $163,093 (C$216,000). During the year ended December 31, 2019, the Company recorded interest expense of $4,722 and accretion expense of $12,337 with respect to the promissory note payable.

On May 20, 2020, the Company issued a total of 844,444 common shares of which 694,444 were to settle the administrative charge of $18,876 (C$25,000) and the remaining 150,000 common shares were to settle the obligation to issues shares. of the Company (note 26(b)(viii)). As of the date of these financial statements, the note has not been repaid and the Company is in default.